Unaudited Condensed Consolidated Interim Statements of Comprehensive Income/(Loss) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Statement of comprehensive income [abstract]
Profit	€ 62.6	€ 46.2	€ 110.0	€ 68.5
Other comprehensive income/(loss):
Actuarial losses on defined benefit pension plans	(34.6)	(18.0)	(8.5)	(31.0)
Taxation credit on measurement of defined benefit pension plans	11.1	3.6	2.7	7.3
Items not reclassified to the Statement of Profit or Loss	(23.5)	(14.4)	(5.8)	(23.7)
Loss on investment in foreign subsidiary, net of hedge	(4.7)	(2.9)	(9.8)	(2.3)
Effective portion of changes in fair value of cash flow hedges	(5.9)	(15.4)	17.9	(18.5)
Taxation charge/(credit) relating to components of other comprehensive income	2.7	4.2	(2.4)	3.7
Items that may be subsequently reclassified to the Statement of Profit or Loss	(7.9)	(14.1)	5.7	(17.1)
Other comprehensive (loss)/income for the period, net of tax	(31.4)	(28.5)	(0.1)	(40.8)
Total comprehensive income for the period	31.2	17.7	109.9	27.7
Equity owners of the parent	31.2	17.9	110.0	28.0
Non-controlling interests	€ 0.0	€ (0.2)	€ (0.1)	€ (0.3)